Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
DAC
Balance at January 1,	$3,079	$3,215	$2,718
Capitalizations	504	886	1,365
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	484	(331)	(339)
Other expenses	(404)	(513)	(477)
Total amortization	80	(844)	(816)
Unrealized investment gains (losses)	80	(19)	(49)
Disposition and other (1), (2)	138	(159)	(3)
Balance at December 31,	3,881	3,079	3,215
VOBA
Balance at January 1,	667	1,006	1,686
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	5	—	(29)
Other expenses	(135)	(191)	(314)
Total amortization	(130)	(191)	(343)
Unrealized investment gains (losses)	312	(148)	(337)
Balance at December 31,	849	667	1,006
Total DAC and VOBA
Balance at December 31,	$4,730	$3,746	$4,221

______________

(1)
The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)	See Note 3 for information on the disposition of a subsidiary.

Information regarding Deferred Policy Acquisition Costs and Value of Business Acquired by Segment
Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2013	2012
	(In millions)
Retail	$4,698	$3,738
Corporate Benefit Funding	6	8
Corporate & Other	26	—
Total	$4,730	$3,746

Deferred Sales Inducements
Information regarding other policy-related intangibles was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Deferred Sales Inducements
Balance at January 1,	$509	$535	$537
Capitalization	6	21	79
Amortization	(32)	(47)	(81)
Balance at December 31,	$483	$509	$535

VODA and VOCRA
Balance at January 1,	$175	$190	$203
Amortization	(16)	(15)	(13)
Balance at December 31,	$159	$175	$190
Accumulated amortization	$81	$65	$50

Value of Distribution Agreements and Customer Relationships Acquired
Information regarding other policy-related intangibles was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Deferred Sales Inducements
Balance at January 1,	$509	$535	$537
Capitalization	6	21	79
Amortization	(32)	(47)	(81)
Balance at December 31,	$483	$509	$535

VODA and VOCRA
Balance at January 1,	$175	$190	$203
Amortization	(16)	(15)	(13)
Balance at December 31,	$159	$175	$190
Accumulated amortization	$81	$65	$50

Estimated Future Amortization Expense
The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

	VOBA	VODA and VOCRA
	(In millions)
2014	$176	$17
2015	$141	$17
2016	$114	$15
2017	$94	$14
2018	$78	$13